Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from/(used in) operating activities
Profit after tax for the period	$ 3,646		$ 1,722		$ 6,575
Non-cash items
Depreciation and amortisation	4,552		3,960		2,808
Depreciation of lease assets	210		179		140
Change in fair value of derivative financial instruments	352		349		960
Net finance costs	145		34		12
Tax expense	723		1,551		2,599
Exploration and evaluation written off	9		77		164
Impairment losses			1,917
Impairment reversals					(900)
Restoration movement	199		147		272
Gain on disposal of property, plant and equipment (including revaluation gain)	(238)				(494)
Movement in onerous contracts provision					(245)
Other	(135)		(226)		(254)
Changes in assets and liabilities
(Increase)/decrease in trade and other receivables	(301)		107		(77)
Increase in inventories	(161)		(31)		(146)
Increase/(decrease) in provisions	3		(114)		131
Decrease in lease liabilities					(31)
Increase in other assets and liabilities	(45)		(736)		(961)
Increase/(decrease) in trade and other payables	175		(135)		184
Cash generated from operations	9,134		8,801		10,737
Purchases of shares and payments relating to employee share plans	(81)		(57)		(45)
Interest received	183		264		108
Dividends received	12		20		19
Borrowing costs relating to operating activities	(41)		(26)		(21)
Income tax and PRRT paid	(2,555)		(2,916)		(1,218)
Payments for restoration	(805)		(447)		(263)
Receipts/(payments) for hedge collateral			506		(506)
Net cash from operating activities	5,847		6,145		8,811
Cash flows from/(used in) investing activities
Cash (paid)/received on business combination, net of cash acquired	(1,896)				1,082
Payments for capital and exploration expenditure	(4,902)		(5,291)		(3,136)
Payments for asset acquisition, net of cash acquired	(1,042)
Reimbursements received from external parties for capital expenditure	155
Borrowing costs relating to investing activities	(369)		(311)		(287)
Advances to other external entities					(48)
Proceeds from disposal of non-current assets	2,307		19		132
Funding of equity accounted investments	0		(2)		(8)
Net cash used in investing activities	(5,747)		(5,585)		(2,265)
Cash flows from/(used in) financing activities
Proceeds from borrowings	5,114
Repayment of borrowings	(169)	[1],[2]	(284)	[1]	(283)
Borrowing costs relating to financing activities	(2)		(4)		(18)
Repayment of the principal portion of lease liabilities	(278)		(340)		(248)
Borrowing costs relating to lease liabilities	(15)		(21)		(10)
Purchases of shares and payments relating to Dividend Reinvestment Plan					(144)
Contributions to non-controlling interests	(100)		(98)		(98)
Dividends paid	(2,449)		(4,253)		(2,558)
Net payments from share issuance					(5)
Net cash from/(used in) in financing activities	2,101		(5,000)		(3,364)
Net increase/(decrease) in cash held	2,201		(4,440)		3,182
Cash and cash equivalents at the beginning of the period	1,740		6,201		3,025
Effects of exchange rate changes	(18)		(21)		(6)
Cash and cash equivalents at the end of the period	$ 3,923		$ 1,740		$ 6,201

[1]	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
[2]	Refer to Note B.7 for details on asset acquisitions. The debt acquired through asset acquisitions was repaid during the year.